Income Taxes - Schedule of Components of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2020	Mar. 29, 2019
Income before provision for incomes attributable to:
Domestic operations	$ 34,425	$ 80,924
Foreign operations	18,853	18,518
Income before provision for income taxes	$ 53,278	$ 99,442